Related Parties and Information about Significant Non-Recurring Events and A tipycal/Unusual Transactions - Summary of Transactions with Associates, Joint Ventures and Other Related Parties (Detail) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	€ 41,606	€ 39,865	€ 16,416
Expenses	9	124	1,001
Amounts owed by related parties	7,202	5,235	9,333
Amounts due to related parties		124	1,004
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	38,401	36,442	12,589
Expenses	9	124	1,001
Amounts owed by related parties	5,961	3,619	7,383
Amounts due to related parties		124	1,001
Nars Miami LLCC [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	406	646	776
Amounts owed by related parties	27	169	191
Natuzzi Design S.a.s. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	1,734	1,686	1,750
Amounts owed by related parties	888	1,013	1,338
Natuzzi Arredamenti S.r.l. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	827	842	1,010
Amounts owed by related parties	279	367	343
Natuzzi Sofa S.r.l. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	238	249	291
Amounts owed by related parties	€ 47	€ 67	78
N A F O Srl
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts due to related parties			€ 3